Exhibit 99.9

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Series Name	2023-4
Collection Period	June 2024
Payment Date	07/22/2024
Transaction Month	13
Anticipated Redemption Date	06/22/2026
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$537,800,000.00	5.16%	06/20/2029
Class A-1b	$175,000,000.00	SOFR +0.85%	06/20/2029
Class B	$54,500,000.00	5.40%	06/20/2029
Class C	$32,700,000.00	5.65%	06/20/2029

Total	$800,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	07/15/2024
Compound SOFR for Interest Period	5.34106%
Spread over Compounded SOFR	0.85%
Note Interest Rate	6.19106%
Note Balance at the beginning of the Interest Period	$175,000,000.00
Days in the Interest Period	32
Note Monthly Interest	$963,053.78

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Series 2023-4 Available Funds and other sources of funds
Series 2023-4 Allocation Percentage x Group One Available Funds	$48,350,105.72
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$48,350,105.72

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$8,719,346.05
Required Reserve Amount	$8,719,346.05
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$8,719,346.05

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$62.88	$62.88	$0.00	$0.00	$48,350,042.84
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$48,348,792.84
Owner Trustee Fee	$15,188.64	$15,188.64	$0.00	$0.00	$48,333,604.20
Asset Representations Reviewer Fee	$30.96	$30.96	$0.00	$0.00	$48,333,573.24
Supplemental ARR Fee	$165.00	$165.00	$0.00	$0.00	$48,333,408.24
Servicing Fee	$614,579.15	$614,579.15	$0.00	$0.00	$47,718,829.09
Class A-1a Note Interest	$2,312,540.00	$2,312,540.00	$0.00	$0.00	$45,406,289.09
Class A-1b Note Interest	$963,053.78	$963,053.78	$0.00	$0.00	$44,443,235.31
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,443,235.31
Class B Note Interest	$245,250.00	$245,250.00	$0.00	$0.00	$44,197,985.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,197,985.31
Class C Note Interest	$153,962.50	$153,962.50	$0.00	$0.00	$44,044,022.81
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,044,022.81
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$44,044,022.81
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,044,022.81
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$44,044,022.81
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$44,044,022.81
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$44,044,022.81
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$44,044,022.81
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$44,044,022.81
Class R Interest	$44,044,022.81	$44,044,022.81	$0.00	$0.00	$0.00

Total	$48,350,105.72	$48,350,105.72	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,312,540.00	$0.00	$0.00	$2,312,540.00
Class A-1b	$0.00	$0.00	$963,053.78	$0.00	$0.00	$963,053.78
Class B	$0.00	$0.00	$245,250.00	$0.00	$0.00	$245,250.00
Class C	$0.00	$0.00	$153,962.50	$0.00	$0.00	$153,962.50

Total	$0.00	$0.00	$3,674,806.28	$0.00	$0.00	$3,674,806.28

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.30	$0.00	$4.30
Class A-1b	$1,000.00	$5.50	$0.00	$5.50
Class B	$1,000.00	$4.50	$0.00	$4.50
Class C	$1,000.00	$4.71	$0.00	$4.71

Total	$1,000.00	$4.59	$0.00	$4.59

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$537,800,000.00	1.00	$537,800,000.00	1.00
Class A-1b	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$54,500,000.00	1.00	$54,500,000.00	1.00
Class C	$32,700,000.00	1.00	$32,700,000.00	1.00

Total	$800,000,000.00	1.00	$800,000,000.00	1.00

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$400,000,000.00
Ending Principal Funding Account Limit	$400,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.